Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Income Statement [Abstract]
Net revenue	$ 13,401,000	$ 1,190,000	$ 22,294,000	$ 1,339,000	$ 16,566,295	$ 924,419
Cost of goods sold	(5,839,000)	(674,000)	(9,991,000)	(857,000)	(9,058,125)	(775,412)
Gross profit	7,562,000	516,000	12,303,000	482,000	7,508,170	149,007
Operating expenses	5,539,000	1,369,000	10,691,000	2,959,000	11,817,002	3,437,544
INCOME (LOSS) FROM OPERATIONS	2,023,000	(853,000)	1,612,000	(2,477,000)	(4,308,832)	(3,288,537)
OTHER INCOME (EXPENSE)
Foreign currency transaction gain (loss)	214,000	(5,000)	192,000	(9,000)	(91,399)	(12,031)
Accretion of debt discounts		(257,000)		(755,000)	(755,401)	(1,120,872)
Interest expense	(9,000)	(74,000)	(37,000)	(233,000)	(233,095)	(414,364)
Loss on extinguishment of debt		(6,027,000)		(6,027,000)	(6,026,654)
Warrant inducement expense		(845,000)		(845,000)	(845,415)
Change in fair value of derivative liabilities						426,019
Forgiveness of Paycheck Protection Program loan			190,000
Other financing costs	(8,000)		(9,000)
INCOME (LOSS) BEFORE INCOME TAXES	2,220,000	(8,061,000)	1,948,000	(10,346,000)	(12,260,796)	(4,409,785)
Income tax provision	183,000	0	183,000	0	292,529
NET INCOME (LOSS)	2,037,000	(8,061,000)	1,765,000	(10,346,000)	(12,553,325)	(4,409,785)
Foreign exchange translation gain for the period	120,000	132,000	178,000	96,000	66,545	(4,115)
COMPREHENSIVE INCOME (LOSS)	2,157,000	(7,929,000)	1,943,000	(10,250,000)	$ (12,486,780)	$ (4,413,900)
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 994,000	$ (8,061,000)	$ 722,000	$ (10,346,000)
NET INCOME (LOSS) PER SHARE
Basic net income (loss) per share (in dollars per share)	$ 0.06	$ (0.66)	$ 0.04	$ (0.91)
Diluted net income (loss) per share (in dollars per share)	$ 0.05	$ (0.66)	$ 0.04	$ (0.91)
Net loss per share - basic and diluted (in dollars per share)					$ (0.10)	$ (0.04)
Weighted-average number of common shares outstanding - basic (in shares)	17,800,749	12,068,759	16,359,496	11,271,719
Weighted-average number of common shares outstanding - diluted (in shares)	18,989,231	12,068,759	17,604,131	11,271,719	126,787,466	103,543,833